SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

ONE BEACON STREET

BOSTON, MASSACHUSETTS 02108

TEL: (617) 573-4800

FAX: (617) 573-4822

                             May 18, 2010

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F. Street, N.E.

Washington, D.C. 20549

Re:

Registration Statement on Form S-4 of

Boise Paper Holdings, L.L.C., Boise Finance Company

and the subsidiary guarantors listed in the table of

additional registrations on the cover page of the

Registration Statement

Ladies and Gentlemen:

On behalf of Boise Paper Holdings, L.L.C., a Delaware limited liability company, and Boise Finance Company, a Delaware corporation (the “Issuers”), we transmit herewith for filing under the Securities Act of 1933, as amended (the “Securities Act”), a Registration Statement on Form S-4 (the “Registration Statement”) related to the Issuers’ 9% Senior Notes due 2017 and related guarantees by the subsidiary guarantors listed in the table of additional registrations on the cover page of the Registration Statement.

The applicable filing fee under Section 6(b) of the Securities Act with respect to the Registration Statement is $21,390. Funds sufficient to pay the filing fee were remitted on May 13, 2010, via wire transfer to the U.S. Treasury designated lockbox depository at U.S. Bank of St. Louis, Missouri.

If you have any questions or comments in connection with the Registration Statement, please contact me at (617) 573-4815. Facsimile transmissions may be sent to me at (617) 305-4815 with a copy to the Issuers at (208) 384-7945.

Very truly yours,

Margaret A. Brown